Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 169,200		SFr 229,500
Offsetting	(152,500)		(208,200)
of which counterparty netting	(133,900)		(184,700)
of which cash collateral netting	(18,600)		(23,500)
Total net derivatives subject to enforceable master netting agreements	16,700		21,300
Total derivatives not subject to enforceable master netting agreements	4,300		5,600
Total net derivatives presented in the consolidated balance sheets	21,000		26,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	103,100		99,900
Securities purchased under resale agreements, offsetting	(26,300)		(26,900)
Securities purchased under resale agreements, net	76,800		73,000
Securities borrowing transactions, gross	18,400		24,000
Securities borrowing transactions, offsetting	(5,000)		(4,500)
Securities borrowing transactions, net	13,400		19,500
Total subject to enforceable master netting agreements, gross	121,500		123,900
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total subject to enforceable master netting agreements, net	90,200		92,500
Total not subject to enforceable master netting agreements	39,100		42,200
Total, gross	160,600		166,100
Total, net	129,300		134,700
of which reported at fair value	91,520	SFr 94,113	87,331
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,700		21,300
Derivatives, financial instruments	5,600		6,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	11,100		15,000
Securities purchased under resale agreements, net	76,800		73,000
Securities purchased under resale agreements, financial instruments	76,800		73,000
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	13,400		19,500
Securities borrowing transactions, financial instruments	12,900		18,600
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	500		900
Total financial assets subject to enforceable master netting agreements, net	106,900		113,800
Total financial assets subject to enforceable master netting agreements, financial instruments	95,300		97,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,600		15,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	20,900		26,800
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		100
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,400		10,300
Offsetting	(5,200)		(8,500)
Total net derivatives subject to enforceable master netting agreements	200		1,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	200		1,800
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	154,100		207,600
Offsetting	(138,100)		(188,600)
Total net derivatives subject to enforceable master netting agreements	16,000		19,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,000		19,000
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,700		11,600
Offsetting	(9,200)		(11,100)
Total net derivatives subject to enforceable master netting agreements	500		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	500		500
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	98,500		137,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,600		8,200
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	95,700		129,100
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	40,000		59,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	40,000		59,300
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,300		22,700
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,800		11,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,500		11,500
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,800		7,900
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,800		2,100
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,000		5,800
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600		2,200
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600		2,200
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	169,200		229,500
Offsetting	(152,500)		(208,200)
of which counterparty netting	(133,900)		(184,700)
of which cash collateral netting	(18,600)		(23,500)
Total net derivatives subject to enforceable master netting agreements	16,700		21,300
Total derivatives not subject to enforceable master netting agreements	4,300		5,800
Total net derivatives presented in the consolidated balance sheets	21,000		27,100
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	103,100		100,200
Securities purchased under resale agreements, offsetting	(26,300)		(26,900)
Securities purchased under resale agreements, net	76,800		73,300
Securities borrowing transactions, gross	18,400		24,000
Securities borrowing transactions, offsetting	(5,000)		(4,500)
Securities borrowing transactions, net	13,400		19,500
Total subject to enforceable master netting agreements, gross	121,500		124,200
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total subject to enforceable master netting agreements, net	90,200		92,800
Total not subject to enforceable master netting agreements	39,100		42,300
Total, gross	160,600		166,500
Total, net	129,300		135,100
of which reported at fair value	91,520		87,331
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,700		21,300
Derivatives, financial instruments	5,600		6,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	11,100		15,000
Securities purchased under resale agreements, net	76,800		73,300
Securities purchased under resale agreements, financial instruments	76,800		73,300
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	13,400		19,500
Securities borrowing transactions, financial instruments	12,900		18,600
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	500		900
Total financial assets subject to enforceable master netting agreements, net	106,900		114,100
Total financial assets subject to enforceable master netting agreements, financial instruments	95,300		98,200
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,600		15,900
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	20,900		27,000
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		100
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,400		10,300
Offsetting	(5,200)		(8,500)
Total net derivatives subject to enforceable master netting agreements	200		1,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	200		1,800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	154,100		207,600
Offsetting	(138,100)		(188,600)
Total net derivatives subject to enforceable master netting agreements	16,000		19,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,000		19,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,700		11,600
Offsetting	(9,200)		(11,100)
Total net derivatives subject to enforceable master netting agreements	500		500
Amounts not offset in the consolidated balance sheets
Derivatives, net	500		500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	98,500		137,400
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,600		8,200
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	95,700		129,100
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	40,000		59,300
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	40,000		59,300
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,300		22,700
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,800		11,200
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,500		11,500
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,800		7,900
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,800		2,100
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,000		5,800
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600		2,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600		2,200
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0		SFr 0